Indebtedness	12 Months Ended
Dec. 31, 2010
Indebtedness [Abstract]
Indebtedness
16.	Indebtedness
Short-term and long-term debts are as follows:

	2010	2009	2008

Short-term borrowings from commercial banks (a)	$372,055,279	$286,864,063	$201,257,773

Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$127,840,000	$266,050,000
Shanghai USD & RMB loan	110,270,925	99,309,612	—
Beijing USD syndicate loan	290,062,000	300,060,000	300,060,000
EUR loan	25,422,023	50,227,567	72,037,070
Tianjin USD syndicate loan	86,300,000	179,000,000	259,000,000

	$512,054,948	$756,437,179	$897,147,070

Long-term debt by repayment schedule:
Within one year	$333,458,940	$205,784,080	$360,628,789
More than one year, but not exceeding two years	178,596,008	334,995,270	305,568,789
More than two years, but not exceeding five years	—	215,657,829	230,949,492
Total	$512,054,948	756,437,179	$897,147,070

Less: current maturities of long-term debt	333,458,941	205,784,080	360,628,789

Non-current maturities of long-term debt	$178,596,008	$550,653,099	$536,518,281

(a)	Short-term borrowings from commercial banks

As of December 31, 2010, the Company had 20 short-term credit agreements that provided total credit facilities of up to $583 million on a revolving credit basis. As of December 31, 2010, the Company had drawn down $372 million under these credit agreements and $211 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $13 million, which is secured by term deposits. The interest expense incurred in 2010 was $12,037,913 of which $3,182,351 was capitalized as additions to assets under construction. The interest rate was calculated as LIBOR+0.9% to 4.50%, which ranged from 1.11% to 5.84% in 2010.

As of December 31, 2009, the Company had 19 short-term credit agreements that provided total credit facilities of up to $337 million on a revolving credit basis. As of December 31, 2009, the Company had drawn down $287 million under these credit agreements and $50 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $20 million, which is secured by term deposits. The interest expense incurred in 2009 was $11,250,052, of which $2,752,239 was capitalized as additions to assets under construction. The interest rate was calculated as LIBOR+1.5% to 2.75%, which ranged from 1.11% to 8.75% in 2009.

As of December 31, 2008, the Company had 10 short-term credit agreements that provided total credit facilities of up to $268 million on a revolving credit basis. As of December 31, 2008, the Company had drawn down $201 million under these credit agreements and $67 million is available for future borrowings. The outstanding borrowings under the credit agreements are unsecured. The interest expense incurred in 2008 was $9,411,024, of which $1,103,335 was capitalized as additions to assets under construction. The interest rate is available and determined as LIBOR+0.5% to 1.75%, which ranged from 1.18% to 8.75% in 2008.

(b)	Long-term debt

Shanghai USD syndicate loan

In June 2006, SMIS entered into the Shanghai USD syndicate loan with an aggregate principal amount of $600,000,000 with a consortium of international and PRC banks. The principal amount is repayable beginning December 2006 in ten semi-annual installments. The interest rate is variable and determined as LIBOR+1.00%. In August 2010, the facility was fully repaid.

Shanghai USD & RMB loan

In June 2009, SMIS entered into the Shanghai USD & RMB loan, a two-year loan facility in the principal amount of $80,000,000 and RMB200,000,000 (approximately $29,309,012) with The Export-Import Bank of China. The principal amount is repayable at June 30, 2011.

The facility is secured by the manufacturing equipment located in SMIS’s 12-inch fab. This two- year bank facility will be used to finance future expansion and general corporate needs for SMIS’s 12-inch fab. The interest rates from the US tranche and RMB tranche are variable at LIBOR+2.00% and fixed at 4.86%, respectively.

The total outstanding balance of the facilities is collateralized by equipment with an original cost of $366 million as of December 31, 2010.

Beijing USD syndicate loan

In May 2005, SMIB entered into the Beijing USD syndicate loan, a five-year loan facility in the aggregate principal amount of $600,000,000, with a syndicate of financial institutions based in the PRC. The principal amount is repayable starting from December 2007 in six equal semi-annual installments. On June 26, 2009, SMIB amended the syndicated loan agreement to defer the commencement of the three remaining semi-annual payments to December 28, 2011. The amendment includes a provision for mandatory early repayment of a portion of the outstanding balance if SMIB’s financial performance exceeds certain pre-determined benchmarks. The amendment was accounted for as a modification as the terms of the amended instrument were not substantially different from the original terms. The interest rates before and after the amendment, calculated as LIBOR+1.60% and LIBOR+2.20%, respectively.

The total outstanding balance of the Beijing USD syndicate loan is collateralized by its plant and equipment with an original cost of $1,314 million as of December 31, 2010.

The Beijing USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non-cash expenses and to limit total liabilities, excluding shareholder loans, as a percentage of total assets. SMIB has complied with these covenants as of December 31, 2010.

EUR loan

On December 15, 2005, the Company entered into the EUR syndicate loan, a long-term loan facility agreement in the aggregate principal amount of EUR 85 million with a syndicate of banks with ABN Amro Bank N.V. Commerz Bank (Nederland) N.V. as the leading bank. The proceeds from the facility were used to purchase lithography equipment to support the expansion of the Company’s manufacturing facilities. The drawdown period of the facility ends on the earlier of (i) the date on which the loans have been fully drawn down; or (ii) 36 months after the date of the agreement. Each drawdown made under the facility shall be repaid in full by the Company in ten equal semi-annual installments starting from May 6, 2006. The interest rate is variable and determined as EURIBOR+0.25%.

The total outstanding balance of the facility is collateralized by certain plant and equipment with an original cost of $115 million for SMIS as of December 31, 2010.

Tianjin USD syndicate loan

In May 2006, SMIT entered into the Tianjin USD syndicate loan, a five-year loan facility in the aggregate principal amount of $300,000,000, with a syndicate of financial institutions based in the PRC. This five-year bank loan was used to expand the capacity of SMIT’s fab. The Company has guaranteed SMIT’s obligations under this facility. The principal amount is repayable starting from 2010 in six semi-annual installments and interest rate is variable and determined at LIBOR+1.25%.

The total outstanding balance of the facility is collateralized by its plant and equipment with an original cost of $627 million as of December 31, 2010.

The Tianjin USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non-cash expenses and to limit total liabilities as a percentage of total assets. SMIT has complied with these covenants as of December 31, 2010.

Details of the drawn down, repayment and outstanding balance of the abovementioned long-term debts are summarized as follows:

	Shanghai
	USD	Shanghai	Beijing USD		Tianjin USD
	Syndicate	USD & RMB	Syndicate		Syndicate
	Loan	Loan	Loan	EUR Loan	Loan

Balance at January 1, 2008	$393,910,000	—	$500,020,000	$51,057,531	$12,000,000
Drawn down	—	—	—	$38,929,954	$247,000,000
Repayment	$127,860,000	—	$199,960,000	$17,950,415	—

Balance at December 31, 2008	$266,050,000	—	$300,060,000	$72,037,070	$259,000,000
Drawn down	—	$99,309,612	—	—	—
Repayment	$138,210,000	—	—	$21,809,503	$80,000,000

Balance at December 31, 2009	$127,840,000	$99,309,612	$300,060,000	$50,227,567	$179,000,000
Drawn down	—	$10,961,313	—	—	—
Repayment	$127,840,000	—	$9,998,000	$24,805,544	$92,700,000

Balance at December 31, 2010	—	$110,270,925	$290,062,000	$25,422,023	$86,300,000